Accounts payable and accrued liabilities (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Payables and Accruals [Abstract]
Trade payables	$ 140,457	$ 677,615
Payable to related parties (note 9)	109,030	447,777
Accounts payable and accrued liabilities total	$ 249,487	$ 1,125,392